NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 77.5%
	ASSET MANAGEMENT - 9.6%
50,000	Blackstone, Inc.	$ 4,540,000
146,000	Compass Diversified Holdings	3,178,420
51,000	KKR & Company, Inc.	2,873,850
74,000	Sprott, Inc.	2,568,540
		13,160,810
	BANKING - 5.2%
105,000	Bank of America Corporation	3,601,500
24,000	JPMorgan Chase & Company	3,440,400
		7,041,900
	BEVERAGES - 2.8%
50,000	Keurig Dr Pepper, Inc.	1,727,500
12,000	PepsiCo, Inc.	2,082,360
		3,809,860
	BIOTECH & PHARMA - 10.2%
25,000	AbbVie, Inc.	3,847,500
40,000	Bristol-Myers Squibb Company	2,758,400
103,000	Pfizer, Inc.	4,178,710
19,000	Zoetis, Inc.	3,173,000
		13,957,610
	CHEMICALS - 1.0%
26,000	Mosaic Company (The)	1,382,940

	COMMERCIAL SUPPORT SERVICES - 3.0%
284,000	BGSF, Inc.	4,015,760

	E-COMMERCE DISCRETIONARY - 3.5%
20,000	Amazon.com, Inc.(a)	1,884,600
435,000	CarParts.com, Inc.(a)	2,727,450
		4,612,050
	ELECTRICAL EQUIPMENT - 1.5%
1,000,000	Orion Energy Systems, Inc.(a)	2,050,000

	ENTERTAINMENT CONTENT - 5.8%
61,000	Madison Square Garden Entertainment Corporation(a)	3,692,330

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 77.5% (Continued)
	ENTERTAINMENT CONTENT - 5.8% (Continued)
120,000	Paramount Global, Class B	$ 2,570,400
16,000	Walt Disney Company (The)(a)	1,593,760
		7,856,490
	FOOD - 1.6%
14,500	J M Smucker Company (The)	2,144,405

	HEALTH CARE FACILITIES & SERVICES - 3.6%
41,000	CVS Health Corporation	3,425,140
3,000	UnitedHealth Group, Inc.	1,427,820
		4,852,960
	INTERNET MEDIA & SERVICES - 2.0%
30,000	Alphabet, Inc., Class A(a)	2,701,800

	LEISURE FACILITIES & SERVICES - 1.0%
64,000	Wendy's Company (The)	1,405,440

	LEISURE PRODUCTS - 1.7%
100,000	Topgolf Callaway Brands Corporation(a)	2,318,000

	METALS & MINING - 1.3%
41,000	Freeport-McMoRan, Inc.	1,679,770

	OIL & GAS PRODUCERS - 2.0%
33,000	APA Corporation	1,266,540
85,000	Kinder Morgan, Inc.	1,450,100
		2,716,640
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
120,000	US Silica Holdings, Inc.(a)	1,456,800

	RETAIL - CONSUMER STAPLES - 2.5%
20,000	Target Corporation	3,370,000

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 77.5% (Continued)
	RETAIL - DISCRETIONARY - 2.5%
43,000	Boot Barn Holdings, Inc.(a)	$ 3,330,350

	SEMICONDUCTORS - 5.9%
50,000	Advanced Micro Devices, Inc.(a)	3,929,000
5,000	NVIDIA Corporation	1,160,800
23,000	QUALCOMM, Inc.	2,841,190
		7,930,990
	SPECIALTY REIT - 0.5%
16,000	EPR Properties	653,440

	TECHNOLOGY HARDWARE - 3.5%
32,000	Apple, Inc.	4,717,120

	TECHNOLOGY SERVICES - 2.0%
25,000	Paychex, Inc.	2,760,000

	TRANSPORTATION & LOGISTICS - 1.5%
11,000	United Parcel Service, Inc., Class B	2,007,390

	WHOLESALE - DISCRETIONARY - 2.2%
124,096	Acme United Corporation	3,030,424

	TOTAL COMMON STOCKS (Cost $62,868,841)	104,962,949

	PREFERRED STOCKS — 1.8%
	ASSET MANAGEMENT — 1.8%
42,000	B Riley Financial, Inc., 6.375%	983,220
60,000	Compass Diversified Holdings, 7.875%	1,487,400
	TOTAL PREFERRED STOCKS (Cost $2,423,536)	2,470,620

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.0%
	ASSET MANAGEMENT — 0.7%
1,000,000	Blackstone Secured Lending Fund	3.6500	07/14/23	$ 992,538

	AUTOMOTIVE — 1.0%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,381,023

	HEALTH CARE FACILITIES & SERVICES — 1.1%
500,000	McKesson Corporation	3.7960	03/15/24	492,104
1,000,000	Owens & Minor, Inc.	4.3750	12/15/24	956,450
				1,448,554
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,000,000	Lazard Group, LLC	3.7500	02/13/25	964,762

	LEISURE FACILITIES & SERVICES — 1.4%
1,850,000	Wendy's International, LLC	7.0000	12/15/25	1,847,152

	OIL & GAS PRODUCERS — 0.6%
869,000	Murphy Oil Corporation	5.7500	08/15/25	861,150

	RETAIL - DISCRETIONARY — 0.4%
600,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	585,849

	TRANSPORTATION EQUIPMENT — 1.1%
1,500,000	Trinity Industries, Inc.	4.5500	10/01/24	1,452,863

	TOTAL CORPORATE BONDS (Cost $9,915,935)			9,533,891

	U.S. GOVERNMENT & AGENCIES — 0.7%
	U.S. TREASURY NOTES — 0.7%
1,000,000	United States Treasury Note (Cost $989,802)	0.1250	08/15/23	977,678
Shares
	SHORT-TERM INVESTMENTS — 12.9%
	MONEY MARKET FUND - 2.7%
3,601,570	First American Treasury Obligations Fund, Class X, 4.47% (Cost $3,601,570)(b)			3,601,570

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 12.9% (Continued)
	U.S. TREASURY BILLS — 10.2%
1,000,000	United States Treasury Bill(c)	0.0000	03/23/23	$ 997,371
2,000,000	United States Treasury Bill(c)	0.0000	04/06/23	1,991,164
3,000,000	United States Treasury Bill(c)	0.0000	05/11/23	2,972,473
2,000,000	United States Treasury Bill(c)	0.0000	06/08/23	1,974,403
1,000,000	United States Treasury Bill(c)	0.0000	06/15/23	986,196
500,000	United States Treasury Bill(c)	0.0000	08/10/23	489,205
1,000,000	United States Treasury Bill(c)	0.0000	08/17/23	977,326
2,000,000	United States Treasury Bill(c)	0.0000	09/07/23	1,950,844
1,500,000	United States Treasury Bill(c)	0.0000	02/22/24	1,428,967
	TOTAL U.S. TREASURY BILLS (Cost $13,787,285)			13,767,949

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,388,855)			17,369,519

	TOTAL INVESTMENTS - 99.9% (Cost $93,586,969)			$ 135,314,657
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			103,284
	NET ASSETS - 100.0%			$ 135,417,941

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2023.
(c)	Zero coupon bond. Rate disclosed is the current yield as of February 28, 2023.

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 90.9%
	APPAREL & TEXTILE PRODUCTS - 5.6%
27,500	Movado Group, Inc.	$ 952,050
65,200	Rocky Brands, Inc.	1,735,624
79,000	Superior Group of Companies, Inc.	914,820
56,000	Weyco Group, Inc.	1,484,000
		5,086,494
	ASSET MANAGEMENT - 6.7%
111,000	Compass Diversified Holdings	2,416,470
64,000	Sprott, Inc.	2,221,440
106,000	Westwood Holdings Group, Inc.	1,362,100
		6,000,010
	BANKING - 11.6%
24,400	Bank of Hawaii Corporation	1,826,584
76,500	Bar Harbor Bankshares	2,285,055
73,000	First Hawaiian, Inc.	1,996,550
43,000	OceanFirst Financial Corporation	1,019,960
47,200	Old National Bancorp	834,024
26,500	Wintrust Financial Corporation	2,441,445
		10,403,618
	CHEMICALS - 5.0%
92,500	Oil-Dri Corp of America	3,462,275
26,400	Valvoline, Inc.	929,280
		4,391,555
	COMMERCIAL SUPPORT SERVICES - 7.5%
23,200	ABM Industries, Inc.	1,123,112
212,800	BGSF, Inc.	3,008,992
42,000	Ennis, Inc.	913,500
93,000	Resources Connection, Inc.	1,679,580
		6,725,184
	CONSTRUCTION MATERIALS - 0.9%
18,100	Apogee Enterprises, Inc.	828,256

	CONTAINERS & PACKAGING - 1.3%
46,000	Myers Industries, Inc.	1,188,640

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	ELECTRIC UTILITIES - 6.0%
31,500	NorthWestern Corporation	$ 1,820,070
34,500	Otter Tail Corporation	2,445,705
20,000	Unitil Corporation	1,086,400
		5,352,175
	ELECTRICAL EQUIPMENT - 5.9%
362,000	LSI Industries, Inc.	5,256,240

	FOOD - 1.0%
33,500	Alico, Inc.	862,290

	GAS & WATER UTILITIES - 6.1%
152,000	Global Water Resources, Inc.	2,006,400
34,000	Northwest Natural Holding Company	1,643,560
74,000	RGC Resources, Inc.	1,783,030
		5,432,990
	HEALTH CARE FACILITIES & SERVICES - 0.9%
31,400	Patterson Companies, Inc.	832,728

	HOME & OFFICE PRODUCTS - 3.5%
321,000	ACCO Brands Corporation	1,820,070
64,000	Flexsteel Industries, Inc.	1,342,720
		3,162,790
	HOUSEHOLD PRODUCTS - 2.1%
325,000	Crown Crafts, Inc.(a)	1,836,250

	INSURANCE - 1.9%
46,000	Horace Mann Educators Corporation	1,700,160

	LEISURE FACILITIES & SERVICES - 1.0%
8,200	Cracker Barrel Old Country Store, Inc.	893,472

	LEISURE PRODUCTS - 2.6%
179,000	Escalade, Inc.	2,300,150

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 90.9% (Continued)
	MACHINERY - 3.0%
72,000	Douglas Dynamics, Inc.	$ 2,684,880

	OIL & GAS PRODUCERS - 2.9%
401,000	Evolution Petroleum Corporation	2,610,510

	PUBLISHING & BROADCASTING - 0.8%
166,000	DallasNews Corporation	748,660

	REAL ESTATE OWNERS & DEVELOPERS - 4.8%
25,000	McGrath RentCorporation	2,571,000
115,000	Postal Realty Trust, Inc.	1,682,450
		4,253,450
	RETAIL - CONSUMER STAPLES - 0.9%
38,000	Village Super Market, Inc., Class A	848,540

	RETAIL - DISCRETIONARY - 3.2%
96,300	Ethan Allen Interiors, Inc.	2,845,665

	SOFTWARE - 0.9%
58,000	American Software, Inc., Class A	785,320

	SPECIALTY FINANCE - 1.7%
14,000	GATX Corporation	1,527,260

	TECHNOLOGY SERVICES - 2.5%
31,200	John Wiley & Sons, Inc., Class A	1,388,088
15,900	Value Line, Inc.	799,134
		2,187,222
	WHOLESALE - DISCRETIONARY - 0.6%
21,000	Acme United Corporation	512,820

	TOTAL COMMON STOCKS (Cost $62,327,748)	81,257,329

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 9.1%
MONEY MARKET FUND - 9.1%
8,174,459	First American Treasury Obligations Fund, Class X, 4.47% (Cost $8,174,459)(a)	$ 8,174,459

	TOTAL INVESTMENTS - 100.0% (Cost $70,502,207)	$ 89,431,788
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	15,571
	NET ASSETS - 100.0%	$ 89,447,359

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 93.7%
	AEROSPACE & DEFENSE - 1.0%
18,000	Ducommun, Inc.(a)	$ 968,400

	APPAREL & TEXTILE PRODUCTS - 8.5%
78,000	Delta Apparel, Inc.(a)	1,002,175
149,000	Lakeland Industries, Inc.(a)	2,260,330
26,500	Movado Group, Inc.	917,430
102,500	Rocky Brands, Inc.	2,728,550
122,600	Superior Group of Companies, Inc.	1,419,708
		8,328,193
	ASSET MANAGEMENT - 1.1%
85,000	Westwood Holdings Group, Inc.	1,092,250

	AUTOMOTIVE - 1.0%
33,731	Miller Industries, Inc.	938,059

	BANKING - 4.1%
50,500	Bar Harbor Bankshares	1,508,435
50,000	First Busey Corporation	1,207,000
55,000	Territorial Bancorp, Inc.	1,263,900
		3,979,335
	BEVERAGES - 0.1%
278,942	Truett-Hurst, Inc.(a),(b) (c)	114,227

	COMMERCIAL SUPPORT SERVICES - 10.0%
609,000	ARC Document Solutions, Inc.	2,034,060
28,000	Barrett Business Services, Inc.	2,687,440
148,000	SP Plus Corporation(a)	5,034,959
		9,756,459
	CONSTRUCTION MATERIALS - 4.7%
19,000	Apogee Enterprises, Inc.	869,440
23,000	United States Lime & Minerals, Inc.	3,709,900
		4,579,340
	E-COMMERCE DISCRETIONARY - 5.8%
271,000	1-800-Flowers.com, Inc., Class A(a)	2,682,900

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	E-COMMERCE DISCRETIONARY - 5.8% (Continued)
340,500	CarParts.com, Inc.(a)	$ 2,134,935
47,000	PetMed Express, Inc.	882,660
		5,700,495
	ELECTRICAL EQUIPMENT - 5.3%
35,250	Allied Motion Technologies, Inc.	1,521,390
117,000	Napco Security Technologies, Inc.(a)	3,697,200
		5,218,590
	ENGINEERING & CONSTRUCTION - 1.4%
248,000	Great Lakes Dredge & Dock Corporation(a)	1,422,280

	FOOD - 0.7%
9,000	Nathan's Famous, Inc.	687,150

	HOME & OFFICE PRODUCTS - 3.0%
326,000	ACCO Brands Corporation	1,848,420
88,051	Hamilton Beach Brands Holding Company, Class A	1,144,663
		2,993,083
	HOME CONSTRUCTION - 4.1%
98,000	Green Brick Partners, Inc.(a)	3,057,600
113,000	Interface, Inc.	996,660
		4,054,260
	HOUSEHOLD PRODUCTS - 1.7%
19,800	Central Garden & Pet Company(a)	801,900
157,000	Crown Crafts, Inc.	887,050
		1,688,950
	INDUSTRIAL INTERMEDIATE PROD - 3.2%
147,400	Eastern Company (The)	3,095,400

	LEISURE FACILITIES & SERVICES - 2.2%
125,600	Century Casinos, Inc.(a)	1,163,056
86,500	Denny's Corporation(a)	1,009,455
		2,172,511
	LEISURE PRODUCTS - 6.1%
244,000	Escalade, Inc.	3,135,400

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	LEISURE PRODUCTS - 6.1% (Continued)
43,500	Johnson Outdoors, Inc., Class A	$ 2,821,410
		5,956,810
	MACHINERY - 6.9%
21,900	Alamo Group, Inc.	3,994,341
116,499	QEP Company, Inc.(a) (c)	1,572,737
17,500	Tennant Company	1,239,350
		6,806,428
	MEDICAL EQUIPMENT & DEVICES - 1.9%
650,000	Accuray, Inc.(a)	1,885,000

	OIL & GAS PRODUCERS - 1.0%
162,300	Evolution Petroleum Corporation	1,056,573

	OIL & GAS SERVICES & EQUIPMENT - 0.9%
69,000	US Silica Holdings, Inc.(a)	837,660

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
75,000	Postal Realty Trust, Inc.	1,097,250

	RETAIL - DISCRETIONARY - 11.2%
52,000	Boot Barn Holdings, Inc.(a)	4,027,400
172,000	Build-A-Bear Workshop, Inc.(a)	3,603,400
162,500	Container Store Group, Inc. (The)(a)	706,875
115,000	Duluth Holdings, Inc., Class B(a)	691,150
66,000	Ethan Allen Interiors, Inc.	1,950,300
		10,979,125
	TECHNOLOGY HARDWARE - 2.0%
83,000	AstroNova, Inc.(a)	1,035,010
116,200	Turtle Beach Corporation(a)	940,058
		1,975,068
	TRANSPORTATION EQUIPMENT - 2.0%
98,434	Blue Bird Corporation(a)	1,999,195

NORTH STAR MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 93.7% (Continued)
	WHOLESALE - DISCRETIONARY - 2.7%
109,481	Acme United Corporation	$ 2,673,526

	TOTAL COMMON STOCKS (Cost $67,347,435)	92,055,617

	SHORT-TERM INVESTMENT — 6.3%
	MONEY MARKET FUND - 6.3%
6,142,176	First American Treasury Obligations Fund, Class X, 4.47% (Cost $6,142,176)(d)	6,142,176

	TOTAL INVESTMENTS - 100.0% (Cost $73,489,611)	$ 98,197,793
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(48,444)
	NET ASSETS - 100.0%	$ 98,149,349

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Micro Cap Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Illiquid security. The total fair value of the securities as of February 28, 2023 was $1,686,964, representing 1.7% of net assets.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2023.

babys

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares				Fair Value
	PREFERRED STOCKS — 8.8%
	ASSET MANAGEMENT — 3.3%
19,000	B Riley Financial, Inc., 6.375%			$ 815,063
19,576	Compass Diversified Holdings, 7.875%			485,289
				930,079
	BANKING — 2.6%
16,500	Bank of America Corporation, 4.00%			345,675
19,000	JPMorgan Chase & Company, 4.20%			359,100
				704,775
	ENTERTAINMENT CONTENT — 2.1%
19,000	Paramount Global, 5.75%			592,230

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
250,000	Mellon Capital IV - Series 1, 5.31%			210,780

	TOTAL PREFERRED STOCKS (Cost $3,140,765)			2,437,864

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 12.0%
	LEISURE PRODUCTS — 3.0%
700,000	Winnebago Industries, Inc.	1.5000	04/01/25	815,063

	SPECIALTY FINANCE — 5.1%
1,422,000	Blackstone Mortgage Trust, Inc.	4.7500	03/15/23	1,422,900

	TRANSPORTATION EQUIPMENT — 3.9%
1,106,000	Greenbrier Companies, Inc. (The)	2.8750	02/01/24	1,084,090

	TOTAL CONVERTIBLE BONDS (Cost $3,184,189)			3,322,053

	CORPORATE BONDS — 63.7%
	APPAREL & TEXTILE PRODUCTS — 4.9%
1,525,000	Under Armour, Inc.	3.2500	06/15/26	1,359,766

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.7% (Continued)
	ASSET MANAGEMENT — 6.2%
300,000	Blackstone Secured Lending Fund	3.6500	07/14/23	$ 297,761
1,000,000	Golub Capital BDC, Inc.	3.3750	04/15/24	967,547
500,000	Hercules Capital, Inc.	2.6250	09/16/26	435,667
				1,700,975
	AUTOMOTIVE — 9.9%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,381,023
1,310,000	Goodyear Tire & Rubber Company (The)	9.5000	05/31/25	1,351,875
				2,732,898
	ENTERTAINMENT CONTENT — 2.8%
825,000	AMC Networks, Inc.	4.7500	08/01/25	781,009

	FOOD — 4.5%
1,300,000	J M Smucker Company (The)	3.5000	03/15/25	1,252,652

	HEALTH CARE FACILITIES & SERVICES — 4.7%
1,355,000	Owens & Minor, Inc.	4.3750	12/15/24	1,295,990

	HOME & OFFICE PRODUCTS — 4.7%
1,360,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,303,475

	INSURANCE — 5.0%
1,400,000	Old Republic International Corporation	4.8750	10/01/24	1,385,645

	LEISURE FACILITIES & SERVICES — 11.1%
1,350,000	Brinker International, Inc.	3.8750	05/15/23	1,338,463
400,000	Las Vegas Sands Corporation	3.2000	08/08/24	385,135
1,321,000	Wendy's International, LLC	7.0000	12/15/25	1,318,966
				3,042,564
	OIL & GAS PRODUCERS — 4.7%
1,300,000	Murphy Oil Corporation	5.7500	08/15/25	1,288,257

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 63.7% (Continued)
	TRANSPORTATION EQUIPMENT — 5.2%
1,475,000	Trinity Industries, Inc.	4.5500	10/01/24	$ 1,428,649

	TOTAL CORPORATE BONDS (Cost $18,278,498)			17,571,880

Shares
	SHORT-TERM INVESTMENTS — 14.7%
	MONEY MARKET FUNDS - 1.9%
520,693	First American Treasury Obligations Fund, Class X, 4.47% (Cost $520,693)(a)			520,693

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS — 12.8%
600,000	United States Treasury Bill(b)	0.0000	04/06/23	597,349
900,000	United States Treasury Bill(b)	0.0000	05/25/23	890,144
600,000	United States Treasury Bill(b)	0.0000	06/08/23	592,321
500,000	United States Treasury Bill(b)	0.0000	08/17/23	488,663
1,000,000	United States Treasury Bill(b)	0.0000	02/22/24	952,645
	TOTAL U.S. TREASURY BILLS (Cost $3,521,826)			3,521,122
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,042,519)			4,041,815

	TOTAL INVESTMENTS - 99.2% (Cost $28,645,971)			$ 27,373,612
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			226,613
	NET ASSETS - 100.0%			$ 27,600,225

LLC	- Limited Liability Company

(a)	Rate disclosed is the seven day effective yield as of February 28, 2023.
(b)	Zero coupon bond. Rate disclosed is the current yield as of February 28, 2023.